Voyage Expenses and Vessel Operating Expenses - Voyage Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Voyage Expenses and Vessel Operating Expenses [Abstract]
Voyage expenses decreased	$ 668	$ 540	$ 317